S-K 1603(b) Conflicts of Interest	Sep. 22, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

The existence of the financial and personal interests of the directors may result in a conflict of interest on the part of one or more of them between what such director may believe is best for TVA III and what such director may believe is best for such director in determining whether or not to grant a waiver in a specific situation.

Target Company Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

The vesting of the PlusAI RSUs set forth in the table above is subject to both continued service over a specified schedule and the occurrence of a liquidity event of PlusAI during a specified period. For purposes of such vesting, the consummation of the Merger will constitute the occurrence of the PlusAI liquidity event, which will enable such RSUs to vest, to the extent the service-based vesting requirement is or has been satisfied in accordance with its applicable vesting schedule.

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In connection with the Closing, PlusAI and the Post-Closing Company may enter into new employment agreements with certain employees of PlusAI, including PlusAI executive officers, which would be expected to provide for continued employment with the Post-Closing Company on an at-will basis and include terms for base salary, target cash bonus opportunity and employee benefits, and PlusAI or the Post-Closing Company may adopt an executive change in control and severance plan or agreements and designate certain eligible employees to participate in such arrangements, including PlusAI executive officers, to become effective as of or following the Closing, as described in the sections titled “Executive Compensation — Employment Arrangements with PlusAI’s Executive Officers” and “— Potential Payments Upon Termination or Change of Control.”
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In connection with the Closing, the Post-Closing Company is expected to adopt a new non-employee director compensation policy providing compensation to the Post-Closing Company’s non-employee directors following the Closing, subject to the approval of the Post-Closing Company Board, and which will be effective as of the date of the Effective Time, as described in the section entitled “Board of Directors and Management after the Business Combination — Non-Employee Director Compensation”.
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The Merger Agreement provides that, following the effectiveness of the 2026 Equity Incentive Plan, a number of shares of Post-Closing Company Class A common stock will be used to grant RSUs to certain individuals selected by PlusAI who had been service providers of PlusAI as of immediately prior to the Effective Time, and who continue to be service providers through the date of grant of such RSUs. Each of the PlusAI executive officers and directors may be eligible to receive such Post-Closing Company RSUs, to the extent they are selected by PlusAI to receive such awards and subject to their continued service through the date of grant of such RSUs.
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As of June 30, 2026 PlusAI’s non-employee directors and executive officers, together with their affiliated entities, beneficially owned, in the aggregate, approximately 34.2% of the outstanding shares of PlusAI capital stock, excluding any shares issuable upon settlement of PlusAI RSUs held by such individuals and entities. Such shares of PlusAI capital stock will be converted into the number of shares of Post-Closing Company common stock to which such holder has become entitled under the Merger Agreement at the Effective Time.

The PlusAI Board was aware of these potential conflicts of interest and considered them, among other matters, in reaching its decision to approve the Merger Agreement and the Merger and to recommend that the PlusAI stockholders approve the Merger as described in this proxy statement/prospectus.

Expected Accounting Treatment of the Transactions

We expect the Transactions to be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, TVA III is expected to be treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Post-Closing Company will represent a continuation of the financial statements of PlusAI with the Transactions treated as the equivalent of PlusAI issuing shares for the net assets of TVA III, accompanied by a recapitalization. The net assets of TVA III will be stated at historical cost as of the Merger date, with no goodwill or other intangible assets recorded. Operations prior to the Transactions will be those of PlusAI in future reports of the Post-Closing Company.

PlusAI is expected to be the accounting acquirer based on evaluation of the following facts and circumstances regardless of the level of redemptions from the trust account of TVA III:

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PlusAI stockholders will have a relative majority of the voting power of the Post-Closing Company;
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the Post-Closing Company Board will consist of eight directors, who shall include (1) two directors designated by Sponsor (one of which to be designated as a Class II director and one of which to be designated as a Class III director), (2) three independent directors to be designated by mutual agreement between TVA III and PlusAI and (3) three other individuals determined by PlusAI, in its sole and exclusive discretion, provided that the citizenship of the members of the Post-Closing Company Board shall be such that TVA III will be free of foreign ownership, control or domination.
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PlusAI’s senior management will comprise all of the senior management roles of the Post-Closing Company and be responsible for the day-to-day operations;
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the Post-Closing Company will assume the PlusAI name and be renamed as Plus Automation, Inc.; and
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the intended strategy and operations of the Post-Closing Company will continue PlusAI’s current strategy and operations to deploy autonomous driving intelligence at global scale to create lasting value for the commercial trucking ecosystem by enhancing safety and lowering the cost of freight transportation.

The Earnout Shares are expected to be classified as equity on the balance sheet. The impact of the Earnout Shares is not expected to be material on the future results of operations of the Post-Closing Company.

Regulatory Matters

Under the HSR Act and the rules that have been promulgated thereunder by the FTC, certain transactions may not be consummated unless information has been furnished to the Antitrust Division and the FTC and certain waiting period requirements have been satisfied. The Transactions are subject to these requirements and may not be completed until the expiration of a 30-day waiting period following the filing of the required Notification and Report Forms with the Antitrust Division and the FTC or until early termination is granted. If the FTC or the Antitrust Division issues a Second Request within the initial 30-day waiting period, the waiting period with respect to the Transactions will be extended for an additional period of 30 calendar days, which will begin on the date on which the filing parties each certify compliance with the Second Request. Complying with a Second Request can take a significant period of time.

Each of TVA III and PlusAI filed a Notification and Report Form with the FTC and the Antitrust Division in connection with the Transactions on , 2026. The initial 30-day waiting period will expire at 11:59 p.m., Eastern time, on , 2026.

At any time before or after consummation of the Transactions, notwithstanding termination of the waiting period under the HSR Act, the applicable competition authorities could take such action under applicable antitrust laws as each deems necessary or desirable in the public interest, including seeking to enjoin the consummation of the Transactions. Private parties may also seek to take legal action under the antitrust laws under certain circumstances. There is no assurance that the Antitrust Division, the FTC, any state attorney general, or any other government authority will not attempt to challenge the Transactions on antitrust grounds, and, if such a challenge is made, we cannot assure you as to its result.

Neither TVA III nor PlusAI is aware of any material regulatory approvals or actions that are required for completion of the Transactions other than the expiration or early termination of the waiting period under the HSR Act. It is presently contemplated that if any such additional regulatory approvals or actions are required, those approvals or actions will be sought. There can be no assurance, however, that any additional approvals or actions will be obtained.

Vote Required

The approval of the business combination proposal requires an ordinary resolution, being the affirmative vote of a simple majority of the votes cast by holders of outstanding TVA III Ordinary Shares represented at the extraordinary general meeting by attendance via the virtual meeting website, in person or by proxy and entitled to vote at the extraordinary general meeting, voting together as a single class. Accordingly, if a valid quorum is established, a TVA III shareholder’s failure to vote by proxy or to vote at the extraordinary general meeting and broker non-votes with regard to the business combination proposal will have no effect on such proposal. Abstentions will be counted in connection with the determination of whether a valid quorum is established, but will have no effect on the business combination proposal. Additionally, the business combination will not be consummated if TVA III has less than $5,000,001 of net tangible assets after taking into account the holders of TVA III public shares that properly demanded that TVA III redeem their shares for their pro rata share of the trust account.

Consummation of the business combination proposal is conditioned on the approval of each of the other condition precedent proposals. If any of those proposals are not approved at the extraordinary general meeting (or any adjournment or postponement thereof), then unless certain conditions in the Merger Agreement are waived by the applicable parties to the Merger Agreement, the Merger Agreement may be terminated and the business combination may not be consummated.

As of the date of this proxy statement/prospectus, pursuant to the terms of the Sponsor Support Agreement, the Sponsor and the Insiders have each agreed to vote their, and to cause the Sponsor Affiliate to vote its, TVA III Ordinary Shares, including TVA III Class B Ordinary Shares and any TVA III public shares held by them as of the TVA III Record Date, in favor of the business combination proposal. As of the TVA III Record Date, the Sponsor and the Sponsor Affiliate together own 28.5% of the issued and outstanding TVA III Ordinary Shares.

Resolution to be Voted Upon

The full text of the resolution to be passed is as follows:

“RESOLVED, as an ordinary resolution, that the business combination proposal (as such term is defined in TVA III’s proxy statement/prospectus dated , 2026), be approved, ratified and confirmed in all respects.”

Recommendation of the TVA III Board

THE TVA III BOARD UNANIMOUSLY RECOMMENDS THAT TVA III SHAREHOLDERS VOTE “FOR” THE APPROVAL OF THE BUSINESS COMBINATION PROPOSAL.